Related party transactions - Summary of transactions and balances during the year with associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Joint Venture And Associates
Disclosure of transactions between related parties [line items]
Guarantees and commitments, highest amount during the year	$ 433	$ 647
Guarantees and commitments	283	407
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	102	28
Amounts due to joint ventures and associates	102	28
Associates
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	5,466	2,517
Amounts due to joint ventures and associates	2,226	516
Unsubordinated Accounts Receivable | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	147	132
Amounts due from joint ventures and associates	147	123
Unsubordinated Accounts Receivable | Associates
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	4,330	4,554
Amounts due from joint ventures and associates	$ 2,942	$ 2,054